Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventory
Note 5. Inventory
Inventory consists of the following:

(in thousands)	June 30, 2021	December 31, 2020
Raw material	$989	$1,669
Work in process	219	79
Finished goods	6,718	4,805

Total inventory	$7,926	$6,553

The Company maintained reserves for obsolete inventory of $0.9 million and $0.8 million as of June 30, 2021 and December 31, 2020, respectively. The impairment of obsolete inventory is wholly related to raw materials. The impairment of obsolete inventories are recorded within cost of revenue in the condensed consolidated statements of operations and comprehensive loss
.

Note 5. Inventory
Inventory consists of the following:

	December 31,
(in thousands)	2020	2019
Raw material	$1,669	$900
Work in process	79	23
Finished goods	4,805	4,859

Total inventory	$6,553	$5,782

The Company maintained reserves for obsolete inventory of $0.8 million as of December 31, 2020 and 2019. The impairment of obsolete inventory is wholly related to raw materials. The impairment of obsolete inventories are recorded within cost of revenue in the consolidated statements of operations and comprehensive loss.